Schedule of Investments (unaudited)	iShares® MSCI USA Small-Cap Min Vol Factor ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.6%
Aerojet Rocketdyne Holdings Inc.(a)	33,229	$1,328,495
BWX Technologies Inc.	40,253	2,089,936
National Presto Industries Inc.	8,398	597,350
Parsons Corp.(a)	11,694	431,859
		4,447,640
Air Freight & Logistics — 0.7%
Air Transport Services Group Inc.(a)(b)	29,305	917,246
Atlas Air Worldwide Holdings Inc.(a)	6,768	466,586
Forward Air Corp.	15,679	1,520,393
Hub Group Inc., Class A(a)	33,319	2,237,704
		5,141,929
Auto Components — 1.1%
Dorman Products Inc.(a)	45,407	4,482,579
Gentex Corp.	98,019	2,876,857
Standard Motor Products Inc.	18,851	804,561
		8,163,997
Automobiles — 0.0%
Electric Last Mile Solutions Inc.(a)(b)	87,725	80,707
Banks — 3.6%
Bank First Corp.	11,070	782,649
Bank OZK	11,703	449,629
CBTX Inc.	26,964	769,013
Commerce Bancshares Inc.	51,475	3,519,346
Community Bank System Inc.	4,977	320,519
Eastern Bankshares Inc.	266,361	5,103,477
First Hawaiian Inc.	19,481	459,946
First Interstate BancSystem Inc., Class A	14,925	485,361
German American Bancorp. Inc.	40,149	1,409,230
HarborOne Bancorp Inc.	78,918	1,056,712
Nicolet Bankshares Inc.(a)(b)	15,921	1,295,651
Northwest Bancshares Inc.	177,639	2,252,463
Origin Bancorp Inc.	35,486	1,337,112
Park National Corp.	24,561	2,894,514
Renasant Corp.	13,881	413,515
UMB Financial Corp.	18,710	1,687,268
Westamerica Bancorp	43,144	2,542,044
		26,778,449
Biotechnology — 6.6%
2seventy bio Inc.(a)	35,487	477,655
Akero Therapeutics Inc.(a)	24,659	258,673
Alkermes PLC(a)	255,588	7,373,714
Allakos Inc.(a)	18,947	71,430
Allogene Therapeutics Inc.(a)	23,163	193,411
AnaptysBio Inc.(a)	28,335	663,039
Annexon Inc.(a)	29,105	74,218
Arcutis Biotherapeutics Inc.(a)	39,667	800,877
Blueprint Medicines Corp.(a)	22,645	1,321,336
Celldex Therapeutics Inc.(a)	9,900	302,445
Coherus Biosciences Inc.(a)	23,030	208,191
Dyne Therapeutics Inc.(a)	36,268	289,419
Eagle Pharmaceuticals Inc./DE(a)	17,779	784,587
Enanta Pharmaceuticals Inc.(a)	28,853	1,858,133
Essa Pharma Inc.(a)(b)	32,540	184,502
Exelixis Inc.(a)	153,345	3,425,727
Forma Therapeutics Holdings Inc.(a)	26,017	196,688
Geron Corp.(a)(b)	388,931	548,393
Halozyme Therapeutics Inc.(a)(b)	99,189	3,957,641
Security	Shares	Value

Biotechnology (continued)
Heron Therapeutics Inc.(a)(b)	40,147	$181,464
Humacyte Inc.(a)(b)	42,170	298,564
IGM Biosciences Inc.(a)	9,178	153,640
Ionis Pharmaceuticals Inc.(a)	96,042	3,530,504
Ironwood Pharmaceuticals Inc.(a)	245,128	2,941,536
MacroGenics Inc.(a)	29,837	213,335
Madrigal Pharmaceuticals Inc.(a)	15,655	1,095,850
MannKind Corp.(a)	90,527	283,349
Mirati Therapeutics Inc.(a)	9,524	588,488
Myovant Sciences Ltd.(a)(b)	47,782	444,850
Point Biopharma Global Inc.(a)(b)	56,660	482,177
Prothena Corp. PLC(a)	15,149	441,745
PTC Therapeutics Inc.(a)	49,739	1,757,279
Repare Therapeutics Inc.(a)(b)	15,856	174,416
Rhythm Pharmaceuticals Inc.(a)	42,175	264,015
Sarepta Therapeutics Inc.(a)	11,297	816,999
Scholar Rock Holding Corp.(a)	34,897	246,722
Sorrento Therapeutics Inc.(a)	73,032	110,278
Syndax Pharmaceuticals Inc.(a)	30,327	508,584
United Therapeutics Corp.(a)	46,220	8,206,823
Vanda Pharmaceuticals Inc.(a)	88,025	873,208
Vaxart Inc.(a)(b)	95,310	331,679
Viking Therapeutics Inc.(a)	72,824	173,321
Vir Biotechnology Inc.(a)	52,411	1,066,564
Xencor Inc.(a)	48,250	1,205,285
		49,380,754
Building Products — 0.9%
AAON Inc.	19,272	939,317
Carlisle Companies Inc.	12,974	3,364,937
CSW Industrials Inc.	23,732	2,503,963
		6,808,217
Capital Markets — 2.5%
Diamond Hill Investment Group Inc.	4,893	823,835
Freedom Holding Corp./NV(a)(b)	28,467	1,335,956
Houlihan Lokey Inc.	63,991	5,329,810
Interactive Brokers Group Inc., Class A	67,005	3,990,818
Morningstar Inc.	12,269	3,106,879
Virtu Financial Inc., Class A	139,425	4,026,594
		18,613,892
Chemicals — 2.5%
Ashland Global Holdings Inc.	16,084	1,688,337
Balchem Corp.	38,569	4,751,701
NewMarket Corp.	13,845	4,494,225
Sensient Technologies Corp.	66,912	5,660,755
Stepan Co.	18,869	1,926,714
		18,521,732
Commercial Services & Supplies — 1.0%
Brady Corp., Class A, NVS	36,692	1,641,967
Casella Waste Systems Inc., Class A(a)	30,110	2,476,247
Ennis Inc.	41,057	708,233
Healthcare Services Group Inc.	25,258	431,659
Stericycle Inc.(a)	17,907	898,752
UniFirst Corp./MA	9,216	1,587,917
		7,744,775
Communications Equipment — 1.3%
Ciena Corp.(a)	51,946	2,865,861
Lumentum Holdings Inc.(a)	4,740	384,935
NETGEAR Inc.(a)	35,590	772,303
NetScout Systems Inc.(a)	45,928	1,414,582

Schedule of Investments (unaudited) (continued)	iShares® MSCI USA Small-Cap Min Vol Factor ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Communications Equipment (continued)
Viavi Solutions Inc.(a)	274,120	$3,930,881
		9,368,562
Construction & Engineering — 0.1%
Argan Inc.	25,113	923,656

Consumer Finance — 0.1%
FirstCash Holdings Inc.	6,218	496,072

Containers & Packaging — 3.0%
AptarGroup Inc.	83,587	9,598,295
Berry Global Group Inc.(a)	25,723	1,449,491
Ranpak Holdings Corp.(a)	13,539	204,168
Silgan Holdings Inc.	140,367	6,228,084
Sonoco Products Co.	53,534	3,314,290
TriMas Corp.	67,458	1,992,709
		22,787,037
Diversified Consumer Services — 3.8%
American Public Education Inc.(a)	29,364	570,836
Carriage Services Inc.	26,848	1,151,511
Chegg Inc.(a)	19,010	470,307
frontdoor Inc.(a)	92,205	2,850,057
Graham Holdings Co., Class B	2,487	1,473,224
Grand Canyon Education Inc.(a)	36,028	3,457,607
H&R Block Inc.	72,656	1,894,142
Service Corp. International	174,713	11,462,920
Terminix Global Holdings Inc.(a)	112,812	5,176,943
		28,507,547
Diversified Financial Services — 0.2%
A-Mark Precious Metals Inc.	10,818	852,458
Cannae Holdings Inc.(a)	40,815	914,256
		1,766,714
Diversified Telecommunication Services — 1.3%
Anterix Inc.(a)	18,853	977,340
ATN International Inc.	17,455	689,472
Bandwidth Inc., Class A(a)	13,567	300,102
Cogent Communications Holdings Inc.	68,323	3,996,895
EchoStar Corp., Class A(a)(b)	27,612	644,740
Frontier Communications Parent Inc.(a)	121,471	3,205,620
		9,814,169
Electric Utilities — 3.4%
ALLETE Inc.	45,872	2,722,045
Hawaiian Electric Industries Inc.	118,961	4,890,487
IDACORP Inc.	81,207	8,541,352
MGE Energy Inc.	33,616	2,617,678
Portland General Electric Co.	144,065	6,818,596
		25,590,158
Electrical Equipment — 0.1%
Vertiv Holdings Co.(b)	62,713	785,794

Electronic Equipment, Instruments & Components — 0.8%
Badger Meter Inc.	11,721	945,768
National Instruments Corp.	18,751	677,661
OSI Systems Inc.(a)	27,002	2,135,858
Vontier Corp.	75,889	1,944,276
		5,703,563
Entertainment — 2.7%
IMAX Corp.(a)	79,518	1,257,975
Liberty Media Corp.-Liberty Braves, Class C, NVS(a)	55,129	1,384,289
Lions Gate Entertainment Corp., Class A(a)(b)	60,906	821,622
Security	Shares	Value

Entertainment (continued)
Madison Square Garden Entertainment Corp.(a)(b)	7,903	$578,895
Madison Square Garden Sports Corp.(a)	23,317	3,779,919
World Wrestling Entertainment Inc., Class A.	53,047	3,097,414
Zynga Inc., Class A(a)	1,086,259	8,983,362
		19,903,476
Equity Real Estate Investment Trusts (REITs) — 7.9%
Agree Realty Corp.	24,541	1,666,825
American Homes 4 Rent, Class A	240,460	9,524,621
Americold Realty Trust	136,105	3,590,450
Broadstone Net Lease Inc.	251,640	5,206,432
CubeSmart	166,114	7,892,076
Easterly Government Properties Inc.	143,506	2,733,789
EastGroup Properties Inc.	2,517	471,938
Equity Commonwealth(a)	194,252	5,087,460
First Industrial Realty Trust Inc.	12,976	752,608
Gladstone Land Corp.	47,277	1,720,883
Healthcare Realty Trust Inc.	137,431	3,721,631
Healthcare Trust of America Inc., Class A	120,359	3,666,135
JBG SMITH Properties	45,165	1,190,549
Life Storage Inc.	48,311	6,400,724
PS Business Parks Inc.	9,997	1,871,438
Rexford Industrial Realty Inc.	15,795	1,232,642
Terreno Realty Corp.	27,713	2,016,121
		58,746,322
Food & Staples Retailing — 3.7%
BJ's Wholesale Club Holdings Inc.(a)	147,374	9,483,517
Casey's General Stores Inc.	13,872	2,792,433
Grocery Outlet Holding Corp.(a)	82,522	2,778,516
Ingles Markets Inc., Class A	22,706	2,114,383
Rite Aid Corp.(a)(b)	47,337	301,536
SpartanNash Co.	56,975	1,953,103
Sprouts Farmers Market Inc.(a)(b)	181,236	5,400,833
United Natural Foods Inc.(a)	22,831	980,135
Weis Markets Inc.	27,749	2,216,590
		28,021,046
Food Products — 4.8%
B&G Foods Inc.	47,924	1,290,593
Cal-Maine Foods Inc.	59,667	3,205,908
Flowers Foods Inc.	319,672	8,477,701
Hain Celestial Group Inc. (The)(a)(b)	147,458	4,945,741
Hostess Brands Inc.(a)	207,445	4,706,927
John B Sanfilippo & Son Inc.	14,141	1,097,907
Lancaster Colony Corp.	30,727	4,768,216
Post Holdings Inc.(a)	20,273	1,508,109
Sanderson Farms Inc.	10,896	2,063,376
Tootsie Roll Industries Inc.	26,339	922,655
TreeHouse Foods Inc.(a)	88,293	2,781,230
		35,768,363
Gas Utilities — 2.0%
Chesapeake Utilities Corp.	9,724	1,217,153
National Fuel Gas Co.	44,565	3,125,343
New Jersey Resources Corp.	16,074	693,754
Northwest Natural Holding Co.	50,167	2,399,488
ONE Gas Inc.	53,224	4,490,509
Spire Inc.	32,452	2,360,883
Star Group LP	57,110	609,935
		14,897,065
Health Care Equipment & Supplies — 3.2%
Atrion Corp.	2,282	1,429,947

Schedule of Investments (unaudited) (continued)	iShares® MSCI USA Small-Cap Min Vol Factor ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Globus Medical Inc., Class A(a)	49,523	$3,279,413
Heska Corp.(a)	10,868	1,193,741
ICU Medical Inc.(a)(b)	23,689	5,069,209
Integra LifeSciences Holdings Corp.(a)(b)	21,984	1,344,542
Meridian Bioscience Inc.(a)	47,158	1,206,773
Mesa Laboratories Inc.	8,261	1,764,797
Natus Medical Inc.(a)	40,809	1,357,715
Neogen Corp.(a)	103,228	2,725,219
Omnicell Inc.(a)	3,839	419,104
OraSure Technologies Inc.(a)	79,735	489,573
Ortho Clinical Diagnostics Holdings PLC(a)(b)	77,891	1,371,661
Quidel Corp.(a)	17,050	1,715,571
Tandem Diabetes Care Inc.(a)	3,157	304,587
		23,671,852
Health Care Providers & Services — 3.3%
AMN Healthcare Services Inc.(a)	41,765	4,082,529
Chemed Corp.	3,653	1,795,048
Contra Zogenix Inc., NVS(b)	43,886	29,842
CorVel Corp.(a)	15,592	2,418,007
Guardant Health Inc.(a)	4,189	258,461
LHC Group Inc.(a)	22,623	3,752,025
ModivCare Inc.(a)	19,951	2,074,305
National HealthCare Corp.	20,689	1,408,093
OPKO Health Inc.(a)	171,568	463,234
Owens & Minor Inc.	18,335	650,709
Patterson Companies Inc.	16,042	493,612
Premier Inc., Class A	195,012	7,061,385
Sema4 Holdings Corp.(a)	59,652	128,252
		24,615,502
Health Care Technology — 0.2%
Computer Programs & Systems Inc.(a)	22,084	704,921
Health Catalyst Inc.(a)	13,003	216,370
HealthStream Inc.(a)	40,253	768,832
		1,690,123
Hotels, Restaurants & Leisure — 0.5%
El Pollo Loco Holdings Inc.(a)	31,628	336,838
Papa John's International Inc.	36,427	3,316,679
		3,653,517
Household Durables — 0.5%
Helen of Troy Ltd.(a)	17,949	3,850,240
Household Products — 0.9%
Reynolds Consumer Products Inc.	99,950	2,957,520
WD-40 Co.	21,774	4,005,981
		6,963,501
Insurance — 4.6%
AMERISAFE Inc.	30,903	1,432,354
Axis Capital Holdings Ltd.	82,104	4,707,022
Employers Holdings Inc.	44,651	1,756,570
Enstar Group Ltd.(a)	15,560	3,668,270
Hanover Insurance Group Inc. (The)	56,747	8,331,595
HCI Group Inc.	10,642	682,046
Mercury General Corp.	43,965	2,217,155
ProAssurance Corp.	58,737	1,443,168
Safety Insurance Group Inc.	23,566	2,027,619
Selective Insurance Group Inc.	33,133	2,728,834
White Mountains Insurance Group Ltd.	4,947	5,184,555
		34,179,188
Security	Shares	Value

Interactive Media & Services — 0.5%
Angi Inc.(a)	54,778	$241,571
fuboTV Inc.(a)	35,206	133,431
TrueCar Inc.(a)	112,331	402,145
Ziff Davis Inc.(a)	34,676	3,063,971
		3,841,118
Internet & Direct Marketing Retail — 0.4%
Shutterstock Inc.	37,811	2,863,049
IT Services — 3.2%
Cass Information Systems Inc.	11,718	453,604
CSG Systems International Inc.	52,233	3,210,763
EVERTEC Inc.	64,394	2,537,124
ExlService Holdings Inc.(a)	4,730	643,989
International Money Express Inc.(a)	30,156	599,200
Kyndryl Holdings Inc.(a)	282,741	3,361,790
Maximus Inc.	97,506	7,106,237
Payoneer Global Inc.(a)	48,462	202,571
Switch Inc., Class A	163,260	4,874,944
Tucows Inc., Class A(a)	14,337	826,098
		23,816,320
Leisure Products — 1.4%
Acushnet Holdings Corp.	58,571	2,386,183
Clarus Corp.	17,421	389,359
Johnson Outdoors Inc., Class A	9,050	692,144
Mattel Inc.(a)	133,876	3,254,526
Smith & Wesson Brands Inc.	75,970	1,043,068
Sturm Ruger & Co. Inc.	27,847	1,897,773
Vinco Ventures Inc.(a)(b)	113,005	280,252
Vista Outdoor Inc.(a)	17,672	622,585
		10,565,890
Life Sciences Tools & Services — 0.3%
Repligen Corp.(a)	13,948	2,193,184
Machinery — 1.5%
ESCO Technologies Inc.	8,900	555,805
Graco Inc.	75,102	4,657,826
Helios Technologies Inc.	32,902	2,210,356
Toro Co. (The)	47,097	3,773,883
		11,197,870
Media — 0.9%
Advantage Solutions Inc.(a)	100,065	503,327
Boston Omaha Corp., Class A(a)	23,572	491,240
John Wiley & Sons Inc., Class A	37,390	1,902,777
New York Times Co. (The), Class A	94,337	3,614,994
		6,512,338
Metals & Mining — 2.2%
McEwen Mining Inc.(a)	619,233	415,010
Royal Gold Inc.	104,141	13,588,318
Warrior Met Coal Inc.	81,438	2,774,592
		16,777,920
Multi-Utilities — 1.2%
Avista Corp.	111,315	4,516,050
NorthWestern Corp.	73,761	4,181,511
		8,697,561
Oil, Gas & Consumable Fuels — 0.4%
Arch Resources Inc.	15,813	2,630,967
Personal Products — 0.1%
BellRing Brands Inc.(a)	25,453	545,458

Schedule of Investments (unaudited) (continued)	iShares® MSCI USA Small-Cap Min Vol Factor ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals — 2.3%
Aerie Pharmaceuticals Inc.(a)	70,709	$502,741
Amphastar Pharmaceuticals Inc.(a)	61,108	2,167,501
Corcept Therapeutics Inc.(a)	107,570	2,313,831
Nektar Therapeutics(a)	276,178	1,140,615
Organon & Co.	13,362	431,993
Pacira BioSciences Inc.(a)(b)	22,832	1,702,582
Perrigo Co. PLC	78,871	2,705,275
Phibro Animal Health Corp., Class A	19,326	347,675
Prestige Consumer Healthcare Inc.(a)	58,762	3,211,931
SIGA Technologies Inc.(a)	71,802	493,280
Supernus Pharmaceuticals Inc.(a)	46,519	1,297,880
Theravance Biopharma Inc.(a)(b)	75,749	730,978
		17,046,282
Professional Services — 3.4%
CACI International Inc., Class A(a)	11,804	3,131,601
CBIZ Inc.(a)	75,575	3,165,837
Dun & Bradstreet Holdings Inc.(a)	127,416	2,011,899
Exponent Inc.	11,155	1,068,760
FTI Consulting Inc.(a)	54,579	8,607,654
Heidrick & Struggles International Inc.	11,991	383,232
Nielsen Holdings PLC	205,315	5,504,495
Skillsoft Corp.(a)	76,796	410,859
TrueBlue Inc.(a)	39,940	1,021,266
		25,305,603
Real Estate Management & Development — 0.2%
FRP Holdings Inc.(a)	9,634	544,417
Tejon Ranch Co.(a)	34,290	627,850
		1,172,267
Road & Rail — 2.3%
Heartland Express Inc.	81,312	1,122,106
Landstar System Inc.	60,671	9,397,938
Marten Transport Ltd.	32,692	568,187
Schneider National Inc., Class B	89,899	2,124,313
Werner Enterprises Inc.	96,843	3,837,888
		17,050,432
Semiconductors & Semiconductor Equipment — 0.0%
Rockley Photonics Holdings Ltd.(a)(b)	130,026	378,376

Software — 5.6%
Blackbaud Inc.(a)	29,441	1,707,872
Blackline Inc.(a)	15,860	1,063,413
Box Inc., Class A(a)(b)	31,145	953,660
CDK Global Inc.	191,965	10,444,816
CommVault Systems Inc.(a)	19,717	1,202,737
Consensus Cloud Solutions Inc.(a)	11,458	604,066
Dolby Laboratories Inc., Class A	80,388	6,227,658
Everbridge Inc.(a)(b)	38,570	1,662,367
Five9 Inc.(a)	35,949	3,957,985
InterDigital Inc.	26,139	1,486,002
Mimecast Ltd.(a)	9,308	741,661
Progress Software Corp.	25,254	1,211,687
Qualys Inc.(a)	17,189	2,342,517
Rapid7 Inc.(a)	5,932	566,625
SPS Commerce Inc.(a)	30,464	3,644,408
Teradata Corp.(a)	25,939	1,072,578
Verint Systems Inc.(a)	61,043	3,330,506
		42,220,558
Specialty Retail — 1.7%
Arko Corp.	78,676	729,327
Security	Shares	Value

Specialty Retail (continued)
Monro Inc.	29,388	$1,343,913
Murphy USA Inc.	38,905	9,088,208
Sportsman's Warehouse Holdings Inc.(a)	68,957	662,677
Winmark Corp.	4,577	930,046
		12,754,171
Textiles, Apparel & Luxury Goods — 0.4%
Columbia Sportswear Co.	39,916	3,279,499
Thrifts & Mortgage Finance — 1.0%
Capitol Federal Financial Inc.	146,472	1,410,526
Columbia Financial Inc.(a)(b)	76,440	1,448,538
Hingham Institution For Savings (The)	2,356	761,153
Kearny Financial Corp./MD.	109,877	1,303,141
Northfield Bancorp. Inc.	73,589	963,280
TFS Financial Corp.	87,879	1,317,306
Waterstone Financial Inc.	34,985	561,859
		7,765,803
Trading Companies & Distributors — 1.0%
McGrath RentCorp.	5,825	486,155
Watsco Inc.	25,525	6,809,559
		7,295,714
Water Utilities — 1.3%
American States Water Co.	60,037	4,722,511
California Water Service Group	83,467	4,329,433
SJW Group.	17,675	1,042,825
		10,094,769
Wireless Telecommunication Services — 0.5%
Shenandoah Telecommunications Co.	75,787	1,530,897
Telephone and Data Systems Inc.	88,408	1,619,635
United States Cellular Corp.(a)	21,355	614,597
		3,765,129
Total Common Stocks — 99.7%
(Cost: $733,454,432)		745,155,837

Short-Term Investments

Money Market Funds — 2.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.38%(c)(d)(e)	19,819,604	19,819,604
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.34%(c)(d)	1,710,000	1,710,000
		21,529,604
Total Short-Term Investments — 2.9%
(Cost: $21,524,039)		21,529,604

Total Investments in Securities — 102.6%
(Cost: $754,978,471)		766,685,441

Other Assets, Less Liabilities — (2.6)%.		(19,611,225)

Net Assets — 100.0%		$747,074,216

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® MSCI USA Small-Cap Min Vol Factor ETF
April 30, 2022

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/22	Shares Held at 04/30/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$21,934,459	$—		$(2,102,463	)(a)	$(9,759)	$(2,633)	$19,819,604	19,819,604	$448,438	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,550,000	160,000	(a)	—		—	—	1,710,000	1,710,000	754		—
						$(9,759)	$(2,633)	$21,529,604		$449,192		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Dow Jones U.S. Real Estate Index	12	06/17/22	$482	$(16,398)
Russell 2000 E-Mini Index	1	06/17/22	93	(7,288)
S&P Mid 400 E-Mini Index	5	06/17/22	1,248	(44,881)
				$(68,567)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® MSCI USA Small-Cap Min Vol Factor ETF
April 30, 2022

Fair Value Measurements (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$745,125,995	$29,842	$—	$745,155,837
Money Market Funds	21,529,604	—	—	21,529,604
	$766,655,599	$29,842	$—	$766,685,441
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(68,567)	$—	$—	$(68,567)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares